COMMITMENTS AND CONTINGENCIES (Details) shares in Millions, $ in Millions	Dec. 22, 2020 USD ($) ft² item a shares	Dec. 21, 2020 USD ($)	Dec. 18, 2020 USD ($) ft²	Nov. 04, 2020 USD ($) ft² item shares	Sep. 30, 2020 USD ($) ft²	Feb. 26, 2020 USD ($)
Eskar Holdings, LLC
Disclosure of contingent liabilities [line items]
Percentage of interested proposed to acquire						100.00%
Proposed purchase price in cash						$ 1.0
Percentage of interest in the net profits as part of proposed purchase price						4.00%
Proposed price for purchase of the property						$ 5.0
Copperstate Farms, LLC
Disclosure of contingent liabilities [line items]
Percentage of interested proposed to acquire			100.00%
Greenlight Holdings, LLC
Disclosure of contingent liabilities [line items]
Percentage of interested proposed to acquire			100.00%
Square foot facility in which the entity operates | ft²			58,000
Total proposed purchase price			$ 17.0
Vireo Health International, Inc. and Ohio Medical Solutions, LLC
Disclosure of contingent liabilities [line items]
Square foot facility in which the entity operates | ft²					9,000
Total proposed purchase price					$ 1.2
Liberty Health Sciences
Disclosure of contingent liabilities [line items]
Square foot facility in which the entity operates | ft²	300,000
Total proposed purchase price		$ 290.0
Proposed share exchange ratio	0.03683
Total shares to be issued based on proposed agreement | shares	13.1
Acre of cultivation campus | a	387
Number of open retail dispensaries | item	29
Garden State Dispensary
Disclosure of contingent liabilities [line items]
Square foot facility in which the entity operates | ft²	30,000
Total proposed purchase price	$ 101.0
Revenue target thresholds for earn-outs	$ 97.0
Number of existing vertical license holders that is proposed to be acquired | item	1
Number of existing vertical license holders | item	12
Square feet of facility under construction | ft²	75,000
Blue Camo, LLC
Disclosure of contingent liabilities [line items]
Percentage of interested proposed to acquire				100.00%
Square foot facility in which the entity operates | ft²				10,000
Square feet of facility under construction | ft²				80,000
Number of retail dispensaries proposed to be acquired | item				3
Upfront consideration proposed				$ 75.0
Additional shares that may be payable | shares				2.0